Taxation - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Valuation allowance
Balance at beginning of the year	¥ 1,297,395	¥ 1,004,665	¥ 887,441
Additions	1,147,602	395,955	148,458
Reversal	(331,542)	(103,225)	(31,234)
Balance at ending of the year	2,113,455	1,297,395	1,004,665
Deferred assets valuation allowance	2,113,455	¥ 1,297,395	¥ 1,004,665
Beijing CHJ Automobile Technology Co., Ltd.
Valuation allowance
Balance at ending of the year	63,432
Deferred assets valuation allowance	¥ 63,432